Related parties (Details 1) - INR (₨) ₨ in Millions	Mar. 31, 2025		Mar. 31, 2024
Kunshan Rotam Reddy Pharmaceuticals Company Limited [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	₨ 41		₨ 49
DRES energy private limited [Member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	1		0
Amounts payable, related party transactions	3		14
Key management personnel (towards rent deposits) [member]
Due from/to related parties [Line Items]
Amounts receivable, related party transactions	8		8
Zenfold Sustainable Technology Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	22		0
Indus Projects Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	20		4
Green Park Hospitality Services Private Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	17		4
Green Park Hotels and Resorts Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	0	[1]	1
Stamlo Industries Limited [Member]
Due from/to related parties [Line Items]
Amounts payable, related party transactions	₨ 0	[1]	₨ 1

[1]	Rounded to the nearest million.